Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,846,934	$ 2,857,039
Non-Depletable	1,366,149	1,127,010
Total	4,213,083	3,984,049
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	717,829	675,029
Non-Depletable	847,219	882,429
Total	1,565,048	1,557,458
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	209,208	211,959
Non-Depletable	86,303	8,708
Total	295,511	220,667
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	4,095,571	4,065,481
Non-Depletable	2,391,981	2,056,960
Total	6,487,552	6,122,441
Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	67,036	9,451
Total	67,036	9,451
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	321,600	321,454
Non-Depletable	25,274	29,362
Total	346,874	350,816
Platreef [Member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	78,815	0
Total	78,815	0
Platreef [Member] | Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	57,585	0
Total	57,585	0
Marathon [Member] | Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	9,451	9,451
Total	9,451	9,451
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	209,208	211,959
Non-Depletable	7,488	8,708
Total	216,696	220,667
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	261,561	202,528
Non-Depletable	0	73,704
Total	261,561	276,232
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	159,378	172,512
Non-Depletable	347,018	347,018
Total	506,396	519,530
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	165,993	169,527
Non-Depletable	6,482	10,056
Total	172,475	179,583
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	130,897	130,462
Non-Depletable	493,719	451,651
Total	624,616	582,113
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	208,516	218,467
Non-Depletable	41,711	44,018
Total	250,227	262,485
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,312,141	2,303,719
Non-Depletable	326,175	377,700
Total	2,638,316	2,681,419
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	68,164	74,758
Non-Depletable	3,605	5,507
Total	71,769	80,265
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	51,247	55,428
Non-Depletable	89,295	89,294
Total	140,542	144,722
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	189,528	186,668
Non-Depletable	19,634	24,801
Total	209,162	211,469
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	17,338	17,999
Non-Depletable	885,729	585,690
Total	$ 903,067	$ 603,689